Goodwill and intangible assets - Goodwill rollforward (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Goodwill rollforward
Goodwill acquired (Note 3)	$ 1,660	¥ 10,755,000
Balance at end of the year	$ 1,660	10,755,000
Impairment charge for goodwill		¥ 0	¥ 0